EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.69

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value
2013527		1081019606	XXX	Calculated DSCR	0.848	N
2013519			XXX	Prepayment Penalty	No	Yes
2013518			XXX	Property Type	Two to Four Unit	Single Family Detached
2013533			XXX	Qualifying Total Debt Income Ratio	46.8	37.74